Related Party Transactions - Schedule of Due to Related Parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Mr. Szu Hao Huang [Member]
Schedule of Due to Related Parties [line Items]
Due to related parties	$ 140,140	$ 119,889
Dalan Vincent Holdings Limited [Member]
Schedule of Due to Related Parties [line Items]
Due to related parties	99,975	99,975
Related Party [Member]
Schedule of Due to Related Parties [line Items]
Due to related parties	$ 240,115	$ 219,864